Land Use Rights, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Land Use Rights, Net [Abstract]
Land use rights	$ 397,311	$ 402,298
Less: accumulated amortization	(30,902)	(9,537)
Total	$ 366,409	$ 392,761